CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 6,261	$ 5,918
Goodwill and intangible assets	38,743	35,981
Deferred tax assets	4,553	4,101
Derivative financial asset	140	0
Other assets	207	207
Total non-current assets	49,904	46,207
Current assets
Inventories	29,109	29,123
Trade and other receivables	15,913	16,116
Income tax receivable	1,762	1,539
Cash and cash equivalents	10,453	25,910
Total current assets	57,237	72,688
TOTAL ASSETS	107,141	118,895
Equity attributable to the equity holders of the parent
Share capital	1,963	1,213
Share premium	53,297	16,187
Treasury shares	(24,922)	(24,922)
Accumulated (deficit)/surplus	(9,103)	12,559
Translation reserve	(5,439)	(5,379)
Other reserves	23	23
Total equity/(deficit)	15,819	(319)
Current liabilities
Income tax payable	21	22
Trade and other payables	11,782	15,127
Exchangeable notes	210	83,312
Provisions	50	50
Lease liabilities	1,818	1,980
Total current liabilities	13,881	100,491
Non-current liabilities
Senior secured term loan	43,990
Convertible loan note	13,372
Derivative financial liabilities	2,002	0
Lease liabilities	12,723	13,865
Deferred tax liabilities	5,354	4,858
Total non-current liabilities	77,441	18,723
TOTAL LIABILITIES	91,322	119,214
TOTAL EQUITY AND LIABILITIES	$ 107,141	$ 118,895